UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, October 27, 2006

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $146,043 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      3900   52405 SH       SOLE                 51955             450
ABBOTT LABS                    COM                002824100      5400  111204 SH       SOLE                110254             950
AFLAC INC                      COM                001055102      5003  109329 SH       SOLE                108214            1115
APACHE CORP                    COM                037411105      3293   52105 SH       SOLE                 51565             540
AUTOMATIC DATA PROCESSING IN   COM                053015103      5044  106555 SH       SOLE                105435            1120
BCE INC                        COM NEW            05534B760      3700  136575 SH       SOLE                135496            1079
BIOMET INC                     COM                090613100      4094  127183 SH       SOLE                125813            1370
BP PLC                         SPONSORED ADR      055622104       287    4380 SH       SOLE                  4380               0
COCA COLA CO                   COM                191216100      4040   90410 SH       SOLE                 89635             775
CONOCOPHILLIPS                 COM                20825C104      5043   84713 SH       SOLE                 83946             767
DENTSPLY INTL INC NEW          COM                249030107      5267  174914 SH       SOLE                173154            1760
DEVON ENERGY CORP NEW          COM                25179M103      3832   60682 SH       SOLE                 60097             585
DIAGEO P L C                   SPON ADR NEW       25243Q205      4380   61656 SH       SOLE                 61126             530
DOW CHEM CO                    COM                260543103      3696   94810 SH       SOLE                 94005             805
ENCANA CORP                    COM                292505104      3301   70707 SH       SOLE                 70021             686
EQUITABLE RES INC              COM                294549100      8165  233431 SH       SOLE                231161            2270
GENERAL ELECTRIC CO            COM                369604103       215    6100 SH       SOLE                  6100               0
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      5160   96945 SH       SOLE                 96125             820
JOHNSON & JOHNSON              COM                478160104      5435   83686 SH       SOLE                 82971             715
KINDER MORGAN INC KANS         COM                49455P101      3902   37215 SH       SOLE                 36815             400
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      6171   94120 SH       SOLE                 93160             960
LOCKHEED MARTIN CORP           COM                539830109       310    3600 SH       SOLE                  3600               0
ISHARES INC                    MSCI JAPAN         464286848     13061  964642 SH       SOLE                955882            8760
MYLAN LABS INC                 COM                628530107      4575  227255 SH       SOLE                224725            2530
NEWMONT MINING CORP            COM                651639106       417    9750 SH       SOLE                  9750               0
PEPSICO INC                    COM                713448108      5834   89400 SH       SOLE                 88470             930
POSCO                          SPONSORED ADR      693483109      2429   37410 SH       SOLE                 37090             320
ROYAL DUTCH SHELL PLC          SPONS ADR A        780259206       264    4000 SH       SOLE                  4000               0
SIGMA ALDRICH CORP             COM                826552101      6039   79810 SH       SOLE                 78995             815
SOUTHERN CO                    COM                842587107      3969  115191 SH       SOLE                114271             920
UNITED PARCEL SERVICE INC      CL B               911312106      4929   68515 SH       SOLE                 67825             690
WALGREEN CO                    COM                931422109      5102  114945 SH       SOLE                113675            1270
WASTE MGMT INC DEL             COM                94106L109      4296  117129 SH       SOLE                116159             970
WATERS CORP                    COM                941848103      5487  121185 SH       SOLE                119920            1265